Unit Conversion to Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Unit Conversion to Shares	12. Unit Conversion to Shares Upon the Adit Merger Agreement dated December 29, 2023, all units included in GRIID were converted to shares.	12. Unit Conversion to Shares Upon the merger agreement dated December 29, 2023, all units included in GRIID were converted to shares.